Short-term Investment - Additional Information (Detail) (USD $)	9 Months Ended
Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in a gross unrealized loss position, maturities term	12 months
Other-than-temporary impairments considered	$ 0